Liability related to sales of future royalties and sales milestones, net (Tables)	3 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Liability Related to Sale of Revenue
The following table shows the activity within the liability related to future royalties and sales milestones, net for the three months ended March 31, 2023 (in thousands):

Liability related to future royalties and sales milestones, net

Balance at December 31, 2022	$125,900
Non-cash interest expense on liability related to future royalties and sales milestones	4,905
Balance at March 31, 2023	$130,805
The following table shows the activity within the liability related to future royalties and sales milestones, net for the three months ended March 31, 2022 (in thousands):

Liability related to future royalties and sales milestones, net

Balance at December 31, 2021	$47,016
Non-cash interest expense on liability related to future royalties and sales milestones	1,790
Balance at March 31, 2022	$48,806